Note 10 - Organizational Changes (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Corporate Bank [Member]
Organizational Changes [Line Items]
Full-time equivalent staff, Organizational Changes	137	222	332
Investment Bank [Member]
Organizational Changes [Line Items]
Full-time equivalent staff, Organizational Changes	626	670	233
Private Bank [Member]
Organizational Changes [Line Items]
Full-time equivalent staff, Organizational Changes	440	717	946
Asset Management [Member]
Organizational Changes [Line Items]
Full-time equivalent staff, Organizational Changes	136	92	47
Capital Release Unit [Member]
Organizational Changes [Line Items]
Full-time equivalent staff, Organizational Changes	514	243	162
Infrastructure [Member]
Organizational Changes [Line Items]
Full-time equivalent staff, Organizational Changes	394	1,056	325
Total full-time equivalent staff [Member]
Organizational Changes [Line Items]
Full-time equivalent staff, Organizational Changes	2,247	3,000	2,045